Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2022
T23-NPRT1-1222
1.9880059.106
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	155,559	2,835,841
Entertainment - 1.0%
Netflix, Inc. (a)	10,931	3,190,540
Warner Bros Discovery, Inc. (a)	101,601	1,320,813
		4,511,353
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	144,950	13,699,225
Meta Platforms, Inc. Class A (a)	34,315	3,196,785
		16,896,010
Media - 1.2%
Comcast Corp. Class A	85,850	2,724,879
Fox Corp. Class A	44,821	1,293,982
Paramount Global Class B (b)	59,690	1,093,521
		5,112,382
TOTAL COMMUNICATION SERVICES		29,355,586
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 1.5%
Ford Motor Co.	222,552	2,975,520
General Motors Co.	91,912	3,607,546
		6,583,066
Hotels, Restaurants & Leisure - 1.8%
Expedia, Inc. (a)	28,365	2,651,277
McDonald's Corp.	18,995	5,179,177
		7,830,454
Household Durables - 2.5%
D.R. Horton, Inc.	39,161	3,010,698
Lennar Corp. Class A	34,970	2,822,079
PulteGroup, Inc.	66,544	2,661,095
Toll Brothers, Inc.	57,180	2,463,314
		10,957,186
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	120,251	12,318,512
Multiline Retail - 0.8%
Macy's, Inc.	157,167	3,276,932
Specialty Retail - 1.4%
The Home Depot, Inc.	20,801	6,159,800
TOTAL CONSUMER DISCRETIONARY		47,125,950
CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 1.2%
Kroger Co.	58,143	2,749,582
Walgreens Boots Alliance, Inc.	68,852	2,513,098
		5,262,680
Food Products - 1.3%
Archer Daniels Midland Co.	35,288	3,422,230
Tyson Foods, Inc. Class A	30,644	2,094,517
		5,516,747
Household Products - 2.0%
Kimberly-Clark Corp.	21,685	2,698,915
Procter & Gamble Co.	44,074	5,935,446
		8,634,361
Tobacco - 1.7%
Altria Group, Inc.	74,287	3,437,259
Philip Morris International, Inc.	42,016	3,859,170
		7,296,429
TOTAL CONSUMER STAPLES		26,710,217
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
APA Corp.	33,534	1,524,456
Chevron Corp.	28,740	5,199,066
ConocoPhillips Co.	25,081	3,162,463
Exxon Mobil Corp.	59,142	6,553,525
Marathon Oil Corp.	50,523	1,538,425
Occidental Petroleum Corp.	26,114	1,895,876
Phillips 66 Co.	16,566	1,727,668
Valero Energy Corp.	13,437	1,687,015
		23,288,494
FINANCIALS - 12.1%
Banks - 4.3%
Bank of America Corp.	143,475	5,170,839
Citigroup, Inc.	62,528	2,867,534
JPMorgan Chase & Co.	52,248	6,576,978
Wells Fargo & Co.	91,859	4,224,595
		18,839,946
Capital Markets - 1.7%
Charles Schwab Corp.	47,218	3,761,858
Goldman Sachs Group, Inc.	10,173	3,504,700
		7,266,558
Consumer Finance - 1.7%
Capital One Financial Corp.	23,763	2,519,353
Discover Financial Services	23,325	2,436,530
Synchrony Financial	66,643	2,369,825
		7,325,708
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	27,939	8,244,520
Insurance - 2.5%
American International Group, Inc.	49,349	2,812,893
Lincoln National Corp.	45,537	2,453,078
MetLife, Inc.	40,186	2,942,017
Prudential Financial, Inc.	25,747	2,708,327
		10,916,315
TOTAL FINANCIALS		52,593,047
HEALTH CARE - 15.2%
Biotechnology - 4.8%
AbbVie, Inc.	45,601	6,675,986
Gilead Sciences, Inc.	70,959	5,567,443
Moderna, Inc. (a)	22,005	3,308,012
Regeneron Pharmaceuticals, Inc. (a)	6,938	5,194,828
		20,746,269
Health Care Equipment & Supplies - 0.7%
QuidelOrtho Corp. (a)	36,555	3,283,370
Health Care Providers & Services - 2.4%
CVS Health Corp.	49,478	4,685,567
Elevance Health, Inc.	10,159	5,554,636
		10,240,203
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	73,094	5,662,592
Johnson & Johnson	50,772	8,832,805
Merck & Co., Inc.	69,506	7,034,007
Pfizer, Inc.	134,986	6,283,598
Viatris, Inc.	377,341	3,822,464
		31,635,466
TOTAL HEALTH CARE		65,905,308
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	7,293	3,549,357
Air Freight & Logistics - 1.1%
FedEx Corp.	11,013	1,765,164
United Parcel Service, Inc. Class B	18,516	3,106,429
		4,871,593
Building Products - 0.9%
Builders FirstSource, Inc. (a)	29,524	1,820,450
Owens Corning	23,025	1,971,170
		3,791,620
Electrical Equipment - 0.5%
Atkore, Inc. (a)	22,148	2,110,704
Industrial Conglomerates - 0.6%
3M Co.	19,745	2,483,724
Machinery - 3.3%
Caterpillar, Inc.	16,787	3,633,714
Cummins, Inc.	10,516	2,571,267
Deere & Co.	8,927	3,533,485
Mueller Industries, Inc.	29,775	1,865,106
PACCAR, Inc.	25,475	2,466,744
		14,070,316
Professional Services - 0.9%
Manpower, Inc.	25,709	2,014,043
Robert Half International, Inc.	25,945	1,983,755
		3,997,798
Road & Rail - 0.7%
Union Pacific Corp.	15,844	3,123,486
TOTAL INDUSTRIALS		37,998,598
INFORMATION TECHNOLOGY - 25.6%
IT Services - 7.7%
Accenture PLC Class A	18,414	5,227,735
Cognizant Technology Solutions Corp. Class A	56,082	3,491,105
DXC Technology Co. (a)	134,414	3,864,403
MasterCard, Inc. Class A	19,600	6,432,328
PayPal Holdings, Inc. (a)	48,874	4,084,889
The Western Union Co.	216,201	2,920,876
Visa, Inc. Class A	35,152	7,282,088
		33,303,424
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	143,775	4,087,523
Micron Technology, Inc.	65,977	3,569,356
Qualcomm, Inc.	35,740	4,205,168
		11,862,047
Software - 5.3%
Microsoft Corp.	98,610	22,890,339
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	198,550	30,445,660
Dell Technologies, Inc.	81,021	3,111,206
Hewlett Packard Enterprise Co.	255,814	3,650,466
HP, Inc.	115,640	3,193,977
Western Digital Corp. (a)	72,563	2,493,990
		42,895,299
TOTAL INFORMATION TECHNOLOGY		110,951,109
MATERIALS - 2.7%
Chemicals - 1.3%
Dow, Inc.	24,141	1,128,350
Linde PLC	8,475	2,520,041
LyondellBasell Industries NV Class A	12,369	945,610
The Mosaic Co.	19,693	1,058,499
		5,652,500
Metals & Mining - 1.4%
Alcoa Corp.	18,889	737,238
Cleveland-Cliffs, Inc. (a)	50,202	652,124
Freeport-McMoRan, Inc.	44,638	1,414,578
Nucor Corp.	9,049	1,188,858
Steel Dynamics, Inc.	12,423	1,168,383
United States Steel Corp. (b)	37,828	770,178
		5,931,359
TOTAL MATERIALS		11,583,859
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Boston Properties, Inc.	12,087	878,725
Cousins Properties, Inc.	32,769	778,591
Kilroy Realty Corp.	18,907	808,085
Kimco Realty Corp.	49,504	1,058,396
Medical Properties Trust, Inc.	63,394	725,861
Omega Healthcare Investors, Inc.	31,552	1,002,723
Prologis (REIT), Inc.	15,484	1,714,853
Simon Property Group, Inc.	12,348	1,345,685
VICI Properties, Inc.	37,705	1,207,314
Vornado Realty Trust (b)	33,637	793,497
Weyerhaeuser Co.	34,301	1,060,930
		11,374,660
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	14,764	1,047,358
Jones Lang LaSalle, Inc. (a)	5,738	912,858
		1,960,216
TOTAL REAL ESTATE		13,334,876
UTILITIES - 3.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	17,127	1,505,806
Duke Energy Corp.	19,095	1,779,272
Exelon Corp.	36,147	1,394,913
NRG Energy, Inc.	31,313	1,390,297
PG&E Corp. (a)	118,626	1,771,086
PPL Corp.	47,605	1,261,056
		9,102,430
Gas Utilities - 0.2%
UGI Corp.	29,706	1,049,513
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	48,624	1,116,893
Multi-Utilities - 0.4%
Sempra Energy	10,571	1,595,587
TOTAL UTILITIES		12,864,423
TOTAL COMMON STOCKS (Cost $460,871,189)		431,711,467

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	768,512	768,666
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	2,343,616	2,343,850
TOTAL MONEY MARKET FUNDS (Cost $3,112,516)		3,112,516

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $463,983,705)	434,823,983
NET OTHER ASSETS (LIABILITIES) - (0.5)% (e)	(2,027,165)
NET ASSETS - 100.0%	432,796,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	46	Dec 2022	893,090	1,339	1,339

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $46,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	474,486	8,493,774	8,199,594	3,838	-	-	768,666	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	834,375	11,795,662	10,286,187	6,547	-	-	2,343,850	0.0%
Total	1,308,861	20,289,436	18,485,781	10,385	-	-	3,112,516

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.